RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Due from Related Parties, Current	$ 0	$ 15,820,752
Billings In Excess Of Cost, Current	2,790,084	1,962,119	2,413,455
Settlement Of Land Use Rights Payable In Contra Of Disposal Proceeds Receivable	0	38,056,750
Mr. Xi Ming Sun, director of ZhongXingNong Nu Co., Ltd [Member]
Percentage Of Equity Interest Sold		100.00%
Proceeds from Sale of Available-for-sale Securities, Equity		45,000,000
Settlement Of Land Use Rights Payable In Contra Of Disposal Proceeds Receivable		38,056,750
Xiang Jun Fang [Member]
Due to Related Parties, Current	0	1,413
Yue Xiong He [Member]
Due to Related Parties, Current	0	800,000
Xi Ming Sun [Member]
Due from Related Parties, Current	0	5,386,233
Solomon Yip Kun Lee [Member]
Due to Related Parties, Current	3,345,803		4,989,134
Due To Directors Current	3,345,803	289,764
Jiang Men City Power Fishery Development Co Limited [Member]
Billings In Excess Of Cost, Current	0	1,484,320
Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member]
Billings In Excess Of Cost, Current	0	225,835
Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member] | Prawn Farm Contract [Member]
Contract Value		8,740,980
Contract Revenue		4,021,554
Jiang Men City Hang Mei Cattle Farm Development Co Limited [Member]
Billings In Excess Of Cost, Current	0	251,964
Jiang Men City Hang Mei Cattle Farm Development Co Limited [Member] | Fishery Farm Contract [Member]
Contract Value		5,906,956
Contract Revenue		3,181,774
Hang Yu Tai Investment Ltd [Member]
Due from Related Parties, Current	0	10,434,519
Enping City A Power Cattle Farm Co Limited [Member] | Cattle Fram Contract [Member]
Contract Value		4,418,464
Contract Revenue		1,651,808
Capital Adventures Inc [Member]
Shares Acquired In Related Party Transactions		7,000,000
Shares Acquired Value In Related Party Transactions		396,400
Shenghua Company [Member]
Due to Related Parties, Current	$ 0	$ 66,000